S000058704 [Member] Expense Example - AB Impact Municipal Income Shares - AB Impact Municipal Income Shares	Apr. 30, 2025 USD ($) [1]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0

[1]	The Examples do not include any fees paid at the wrap fee program or fee-based account level.